INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Balance at the beginning of the period			$ 0
Acquisitions			605
Share of earnings for the period	$ 10	$ 0	10	$ 0
Ending Balance	$ 615		$ 615